Premises And Equipment - Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 3,190,833		₩ 2,791,642	₩ 2,793,077	₩ 2,777,847
Right-of-use asset	589,984		578,943	383,682	365,083
Carrying value	3,780,817	$ 2,617,297	3,370,585
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,983,149		1,662,448	1,709,712	1,695,357
Right-of-use asset	0		0
Carrying value	1,983,149		1,662,448
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	708,535		683,221	719,738	730,676
Right-of-use asset	554,148		557,049	362,702	349,494
Carrying value	1,262,683		1,240,270
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	377,217		305,581	265,064	261,278
Right-of-use asset	35,836		21,894	20,980	15,589
Carrying value	413,053		327,475
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	75,958		71,952	61,369	58,352
Right-of-use asset	0		0
Carrying value	75,958		71,952
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	45,761		68,440	37,194	32,184
Right-of-use asset	0		0
Carrying value	45,761		68,440
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	213		0	₩ 0	₩ 0
Right-of-use asset	0		0
Carrying value	₩ 213		₩ 0